FAIR VALUE OF FINANCIAL ASSETS AND LIABILITIES (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Carrying value of asset (liability) | Level 1
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Cash, cash equivalents	$ 412,681	$ 437,154
Restricted cash	56	49
Carrying value of asset (liability) | Level 2
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Derivative instruments receivable	23,668	40,090
Derivative instruments payable	(250)	0
Carrying value of asset (liability) | Floating rate long-term debt | Level 2
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Floating rate and fixed rate long-term debt	(1,668,398)	(1,672,832)
Carrying value of asset (liability) | Fixed rate long-term debt | Level 2
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Floating rate and fixed rate long-term debt	(133,794)	(137,405)
Fair value asset (liability) | Level 1
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Cash, cash equivalents	412,681	437,154
Restricted cash	56	49
Fair value asset (liability) | Level 2
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Derivative instruments receivable	23,668	40,090
Derivative instruments payable	(250)	0
Fair value asset (liability) | Floating rate long-term debt | Level 2
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Floating rate and fixed rate long-term debt	(1,679,488)	(1,684,666)
Fair value asset (liability) | Fixed rate long-term debt | Level 2
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Floating rate and fixed rate long-term debt	$ (120,150)	$ (120,219)